Consolidated Statements of Changes in Shareholders' Equity Deficiency - CAD ($)	Issued capital [member]	Share Purchase Warrants [Member]	Share Purchase Options [Member]	Contributed Surplus [Member]	Available For Sale Reserve [Member]	Retained earnings [member]	Total
Beginning balance, value at Aug. 31, 2015	$ 9,997,792	$ 801,079	$ 272,553	$ 1,861,600	$ (110,525)	$ (16,055,659)	$ (3,233,160)
Balance at beginning (in shares) at Aug. 31, 2015	377,295
Item re-classified to statements of operations:
-loss on marketable securities					110,525		110,525
Shares issued as debt extinguishment	$ 6,371,457						6,371,457
Shares issued as debt extinguishment (in shares)	954,311
Shares issued as private placement	$ 50,000						50,000
Shares issued as private placement (in shares)	500,000
Shares issued as anti-dilution provision	$ 5,034,157	1,862,643					6,896,800
Shares issued as anti-dilution provision (in shares)	1,032,998
Units issued as private placement	$ 9,044	20,956					30,000
Units issued as private placement (in shares)	10,000
Units issued as private placement	$ 133,271	126,729					260,000
Units issued as private placement (in shares)	23,636
Units issued as debt extinguishment	$ 638,295	582,414					1,220,709
Units issued as debt extinguishment (in shares)	150,519
Exercise of warrants	$ 986,667	(467,984)					518,683
Exercise of warrants (in shares)	51,868
Stock options expired			(60,143)	60,143
Stock based compensation			615,924				615,924
Net loss for the period, continuing operations						(13,534,298)	(13,534,298)
Net loss for the period, discontinued operations						2,711	2,711
Ending balance, value at Aug. 31, 2016	$ 23,220,683	2,925,837	828,334	1,921,743		(29,587,246)	(690,649)
Balance at ending (in shares) at Aug. 31, 2016	2,650,627
Item re-classified to statements of operations:
Shares issued as anti-dilution provision	$ 184,705						184,705
Shares issued as anti-dilution provision (in shares)	1,420,809
Units issued as anti-dilution provision	$ 2,127						2,127
Units issued as anti-dilution provision (in shares)	16,364
Units issued as private placement	$ 30,233	19,767					50,000
Units issued as private placement (in shares)	7,692
Units issued as debt extinguishment
Stock options expired			(1,066,882)	1,066,882
Warrants expired		(2,195,738)		2,195,738
Shares issued as settlement of shareholder advances	$ 213,781						213,781
Shares issued as settlement of shareholder advances (in shares)	1,187,672
Stock based compensation			1,849,998				1,849,998
Net loss for the period, continuing operations						(2,097,738)	(2,097,738)
Ending balance, value at Aug. 31, 2017	$ 23,651,529	749,866	1,611,450	5,184,363		(31,684,984)	(487,776)
Balance at ending (in shares) at Aug. 31, 2017	5,283,164
Item re-classified to statements of operations:
Units issued as debt extinguishment
Stock based compensation			204,511				204,511
Stock options cancelled			(1,815,961)	1,815,961
Net loss for the period, continuing operations						(516,323)	(516,323)
Ending balance, value at Aug. 31, 2018	$ 23,651,529	$ 749,866		$ 7,000,324		$ (32,201,307)	$ (799,588)
Balance at ending (in shares) at Aug. 31, 2018	5,283,164